Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Mar. 31, 2026
Redeemable Non-Controlling Interests [Abstract]
Schedule of Redeemable Non-Controlling Interests Activity

The following tables provides details of the redeemable non-controlling interests activity for the years ended March 31, 2024, 2025 and 2026:

	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2026
	RMB	RMB	RMB

Beginning balance	7,197	7,963	8,804
Accretion of redeemable non-controlling interests	766	841	509
The maturity of redeemable non-controlling interests	-	-	(9,313)
Ending balance	7,963	8,804	-